Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Financial Statements Amounts and Balances of Variable Interest Entity Included in Accompanying Consolidated Financial Statements

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$126	$136

Total assets	126	136

Total current liabilities	(60)	(61)

Total liabilities	$(60)	$(61)

	Years ended December 31,
	2010	2011	2012
Net revenues	$123	$30	$9
Net loss	$(15)	$(142)	$(109)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$131	$(37)	$(2)
Net cash used in investing activities	$—	$—	$—
Net cash provided by financing activities	$—	$—	$—

Estimated Useful Lives of Property and Equipment

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 years
Computers and software	3 – 5 years
Furniture and office equipment	5 – 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Estimated Economic Lives of Acquired Intangible Assets with Finite Lives

Contract backlog, non-compete agreements and trademark are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 – 6 years
Contract backlog	0.3 – 1.3 years
Non-compete agreements	3 – 5 years
Trademark	4.4 years
Software copyright	1 – 5 years

Clients Accounting for Ten Percent or More of Total Net Revenues

Clients accounting for 10% or more of total net revenues are as follows:

	For the year ended December 31,
	2010		2011		2012
	Amount	%	Amount	%	Amount	%
Client A	$48,670	25	$65,406	23	$98,774	26

Client B	$24,739	13	$24,907	9	$30,432	8

Clients Accounting For Ten Percent or More of Accounts Receivable	Clients accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%
Client A	$45,131	30	$59,734	30